Finance income and costs	12 Months Ended
Dec. 31, 2023
Finance income and costs
Finance income and costs

10.Finance income and costs

The following table shows the items of finance income and costs for the years ended December 31:

	2023	2022	2021
Interest Bootstrap Loan Agreement (see note 23)	(1,806)	(1,630)	(712)
Foreign exchange differences	488	3,386	7,636
Interest on Government treasury bonds	509	0	0
Other finance income/ costs - net	1,535	361	(415)
	726	2,117	6,509